VictoryShares Pioneer Asset-Based Income ETF Expense Example - VictoryShares Pioneer Asset-Based Income ETF - VictoryShares Pioneer Asset-Based Income ETF	Jun. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 249